Submission	Dec. 02, 2025
Submission [Line Items]
Central Index Key	0001414475
Registrant Name	Western Midstream Operating, LP
Registration File Number	333-270964-01
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A